Long-term Debt Long-term Debt - Avenal/Viento/CVSR/Lease financing arrangements (Details) - USD ($)									1 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
		Aug. 24, 2016	Aug. 18, 2016	Jul. 15, 2016	Dec. 15, 2015	Nov. 03, 2015	Mar. 18, 2015	Jul. 11, 2013	Jul. 31, 2016	Mar. 31, 2016	Jun. 30, 2016	Aug. 31, 2016	Dec. 31, 2015		Sep. 01, 2016	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Jan. 31, 2014	Sep. 30, 2011	Sep. 22, 2010
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis													3 month LIBOR
Long-term Debt										$ 5,601,000,000	$ 5,552,000,000		$ 5,656,000,000					$ 5,800,000,000
5.00% Senior Notes due in 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage													5.00%
NRG Yield Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis													1 month LIBOR
Debt Instrument, Basis Spread on Variable Rate	[1]												2.75%
Repayments of Debt		$ 193,000,000										$ 366,000,000
Long-term Debt										$ 316,000,000	$ 318,000,000		$ 306,000,000					0
Line of Credit Facility, Maximum Borrowing Capacity													495,000,000
Line of Credit Facility, Fair Value of Amount Outstanding													$ 306,000,000
Proceeds from Issuance of Debt					$ 45,000,000	$ 209,000,000
Viento Funding II, Inc., due in 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis										3-Month LIBOR [2]	3-Month LIBOR [3]		3-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate										2.75%	2.75%		2.75%
Long-term Debt								$ 200,000,000		$ 189,000,000	$ 183,000,000		$ 189,000,000					196,000,000
Viento Funding [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																		9,000,000
CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate										3.775%			3.775%
Long-term Debt										$ 780,000,000	780,000,000		$ 793,000,000					815,000,000
Other Borrowings													793,000,000					$ 815,000,000
Working Capital Facility [Member] | Viento Funding II, Inc., due in 2023 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding													0
Letter of Credit [Member] | NRG Yield Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount										60,000,000	67,000,000		56,000,000		$ 63,000,000
Letter of Credit [Member] | Viento Funding II, Inc., due in 2023 [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount										27,000,000	27,000,000		27,000,000
Letter of Credit [Member] | Alta Wind I - V Lease financing arrangement [Member]
Debt Instrument [Line Items]
Long-term Debt													122,000,000
Letter of Credit [Member] | CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount										$ 0	$ 0		0
Alta Wind I - V Lease financing arrangement [Member]
Debt Instrument [Line Items]
Long-term Debt													$ 1,002,000,000
High Plains II [Member] | CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate													0.375%
Line of Credit Facility, Maximum Borrowing Capacity																				$ 1,200,000,000
Avenal [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 43,000,000
Proceeds from Debt, Net of Issuance Costs							$ 20,000,000
Equity Method Investment, Ownership Percentage	[4]												50.00%
Debt Instrument, Interest Rate, Stated Percentage																					4.50%
September 22, 2010 to March 18, 2015 [Member] | Avenal [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis							6 month LIBOR
Debt Instrument, Basis Spread on Variable Rate							2.25%
March 18, 2015 to March 17, 2022 [Member] | Avenal [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis							6 month LIBOR
Debt Instrument, Basis Spread on Variable Rate							1.75%
March 18, 2022 to March 17, 2027 [Member] | Avenal [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis							6 month LIBOR
Debt Instrument, Basis Spread on Variable Rate							2.00%
March 18, 2027 through Maturity [Member] | Avenal [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis							6 month LIBOR
Debt Instrument, Basis Spread on Variable Rate							2.25%
July 11, 2013 to July 11, 2017 [Member] | Viento Funding [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis								6 month LIBOR
Debt Instrument, Basis Spread on Variable Rate								2.75%
July 11, 2017 to July 11, 2021 [Member] | Viento Funding [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis								LIBOR
Debt Instrument, Basis Spread on Variable Rate								3.00%
July 11, 2021 through Maturity [Member] | Viento Funding [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis								LIBOR
Debt Instrument, Basis Spread on Variable Rate								3.25%
CVSR [Member]
Debt Instrument [Line Items]
Renewable energy grant, gross																			$ 307,000,000
Renewable energy grants, net																			$ 285,000,000
Alta Wind I - V Lease financing arrangement [Member] | Revolving Credit Facility [Member] | NRG Yield Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letters of Credit, Issued Amount													$ 19,000,000
Utility-Scale Solar [Member] | CVSR [Member]
Debt Instrument [Line Items]
Equity Method Investment, Ownership Percentage										100.00%	100.00%		100.00%	[5]
Utility-Scale Solar [Member] | Avenal [Member]
Debt Instrument [Line Items]
Equity Method Investment, Ownership Percentage										50.00%	50.00%		50.00%	[6]		50.00%	49.95%
Minimum [Member] | CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate										2.339%	2.339%		2.339%
Subsequent Event [Member] | NRG Yield Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Repayments of Debt									$ 28,000,000
Proceeds from Issuance of Debt												$ 60,000,000
Subsequent Event [Member] | CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Proceeds from Debt, Net of Issuance Costs				$ 97,500,000
Proceeds from Issuance of Debt				$ 200,000,000
Debt Instrument, Interest Rate, Stated Percentage				4.68%
Subsequent Event [Member] | NRG Yield Operating LLC [Member] | 5.00% Senior Notes due in 2026 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Senior Long-term Debt			$ 350,000,000

[1]	Applicable rate is determined by the Borrower Leverage Ratio, as defined in the credit agreement.
[2]	As of March 31, 2016, L+ equals 3 month LIBOR plus x%, except for the NRG Marsh Landing term loan, Walnut Creek term loan, and NRG Yield LLC and Yield Operating LLC Revolving Credit Facility, where L+ equals 1 month LIBOR plus x% and Kansas South, where L+ equals 6 month LIBOR plus x%
[3]	As of June 30, 2016, L+ equals 3 month LIBOR plus x%, except for the Marsh Landing term loan, Walnut Creek term loan, and NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility, where L+ equals 1 month LIBOR plus x% and Kansas South, where L+ equals 6 month LIBOR plus x%
[4]	The Company's interest in GenConn and Avenal increased from 49.95% to 50% on September 30, 2015.
[5]	) For thermal energy, net capacity represents MWt for steam or chilled water and excludes 134 MWt available under the right-to-use provisions contained in agreements between two of the Company's thermal facilities and certain of its customers.
[6]	On September 30, 2015, the Company acquired NRG's remaining 0.05% for an immaterial amount.